BASIS OF PRESENTATION	12 Months Ended
Dec. 31, 2021
Basis Of Presentation [Abstract]
BASIS OF PRESENTATION [Text Block]

2. BASIS OF PRESENTATION

Statement of compliance

These consolidated financial statements have been prepared in accordance with International Financial Reporting Standards ("IFRS") as issued by the International Accounting Standards Board ("IASB"), effective for financial year ended December 31, 2021.

These consolidated financial statements have been prepared on a historical cost basis except for certain financial instruments which are measured at fair value. In addition, these consolidated financial statements have been prepared using the accrual basis of accounting, except for the cash flow information.

The Company consolidates an entity when it has power over that entity, is exposed, or has rights, to variable returns from its involvement with that entity and can affect those returns through its control over that entity. All material intercompany transactions, balances and expenses are eliminated on consolidation.

These consolidated financial statements include the financial statements of Lion Copper and Gold Corp., and its wholly owned subsidiaries: Quaterra Alaska Inc. (Quaterra Alaska), Inc. Six Mile Mining Company, Singatse Peak Services, LLC ("SPS") and Blue Copper LLC.

These consolidated financial statements were approved and authorized for issuance by the Board of Directors of the Company on April 29, 2022.